Stock-based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 8,149,000	$ 10,697,000	$ 12,785,000
Income taxes associated with stock-based compensation	$ 2,000,000	1,100,000	$ 2,000,000
Number of Options Outstanding and Exercisable	11,730
Exercise Price	$ 166.10
Weighted Average Remaining Life (in years)	1 year
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total intrinsic value of options outstanding	$ 0	$ 0
Number of option, Exercised	0	0	0
Latest year with option issuances	2008
Number of options granted since 2008	0
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 8,100,000	$ 10,700,000	$ 12,800,000
2009 Long Term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Long-term Incentive Plan shares available for future awards of stock options, restricted stock grants or other equity awards	191,569